Derivatives - Summary of detailed information about hedged items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedged items [line items]
Positive	$ 21	$ 10
Negative	(13)	(61)
Consumer deposits | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Consumer deposits	2,883	3,805
Accumulated amount of fair value adjustment	$ (1)	$ 6
Interest rate swaps | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Nominal amount	2,883	3,805
Positive	$ 2	$ 4
Negative	(1)	(1)
Change in fair value used to calculate hedge ineffectiveness	(3)	(5)
Ineffectiveness recognized in funding costs	$ 0	$ 0